                                SEFTON FUNDS



                              SEMI-ANNUAL REPORT

                  FOR THE PERIOD ENDED SEPTEMBER 30, 1996

                                   [Graphic]

FUND PHILOSOPHY

U.S. GOVERNMENT FUND
The Sefton U.S. Government Fund's investment objective is to provide investors with as high a level of current income as is consistent with preservation of capital. The Fund pursues this objective in a consistently prudent and diverse manner. The Fund is an intermediate-term bond fund and will have an average maturity between 5 and 10 years. At all times the Fund will have a minimum of 65% of its assets in U.S. Government or U.S. Government Agency securities.

CALIFORNIA TAX-FREE FUND
The Sefton California Tax-Free Fund's investment objective is to provide investors with as high a level of current income, exempt from both Federal and California state personal income taxes, as is consistent with the preservation of capital. The Fund will have an average maturity of 10 or more years. The Fund generally will not purchase bond issues subject to the Alternative Minimum Tax.

EQUITY VALUE FUND
The Sefton Equity Value Fund's objective is to provide investors with long-term capital appreciation. The Fund pursues this objective by investing primarily in common stocks of both domestic and foreign companies. The Fund may invest in large, well-established companies and smaller companies with market capitalization exceeding $50 million. Income generation is a secondary consideration for the Fund. However, the Fund may purchase dividend paying stocks of particular issuers when the issuer's dividend record may, in the Adviser's opinion, have a favorable influence on the market value of the securities.



CONTENTS

Letter from the Chairman     1
Economic Review     2
Fund Manager Interviews
    U.S. Government Fund     3
    California Tax-Free Fund     4
    Equity Value Fund     6
Definition of Common Terms     8
Financial Statements
    U.S. Government Fund     11
    California Tax-Free Fund     17
    Equity Value Fund     23
Notes to Financial Statements     30

[Photograph]


HARLEY K. SEFTON
CHAIRMAN, SEFTON FUNDS TRUST
PRESIDENT AND CHIEF EXECUTIVE OFFICER,
SEFTON CAPITAL MANAGEMENT

Prior to founding Sefton Capital Management., Mr. Sefton was President of First Interstate Capital Management, Inc. (formerly San Diego Financial Capital Management, Inc., a wholly owned subsidiary of San Diego Trust & Savings Bank). There he was instrumental in creating the Pacifica Family of Mutual Funds which achieved $1.2 billion in assets under management. Mr. Sefton was also associated with San Diego Trust & Savings Bank for almost 20 years, where he most recently served as Vice Chairman of the Board and Executive Vice President/Division Manager of Financial Services. Mr. Sefton received his B.A. in History from the University of San Diego.


DEAR SHAREHOLDER:

     It has been an eventful year for us at Sefton Capital Management and for the Sefton Funds.

     First, in order to better reflect our ties to the San Diego community, we changed the name of our mutual funds from the Kennebec Funds to the SEFTON FUNDS and the name of our investment advisory firm from Kennebec Capital Management to Sefton Capital Management. In addition, we moved our offices this year to the Fifth Avenue Financial Centre, which San Diegans may recognize as the "Mr. A's Building".

     The Sefton Funds continue to perform well. Calendar year-to-date through September 30, 1996, the Equity Value Fund has returned 17.02% compared to 13.47% for the S&P 500 stock index. And despite the adverse effects of rising interest rates, the Sefton California Tax-Free Fund has generated a positive total return calendar year-to-date of 1.85% over this period compared to a 1.20% return for the average California Tax-Free mutual fund in the Morningstar universe. Both funds have earned "A" ratings from the Wall Street Journal for their one year total returns relative to competing funds within their objective.

     We have very much enjoyed the opportunity to work with you in helping to achieve your investment goals and hope that you have found the relationship beneficial as well.

Sincerely,

/s/ Harley K. Sefton

Harley K. Sefton
Chairman

OVERALL ECONOMIC REVIEW

     The U.S. economy appears to be slowing from its strong first half pace. The preliminary report on third quarter Gross Domestic Product showed the economy growing at a 2.2% pace, consistent with its long-run potential growth rate of 2.5%. This slower growth rate is welcome news to the financial markets, which have been concerned over potential inflationary pressures and the possibility of a tightening of monetary policy by the Federal Reserve.

     This more reserved growth rate, combined with a recent slowdown in consumer spending and borrowing should result in lower interest rates in the months to come. Lower interest rates, in turn, should provide further fuel for the U.S. equity market, whose fundamentals remain positive. Rising corporate profit margins, rising corporate earnings, low inflation, lower interest rates, rising stock valuations, a strong demand for equities and a prolonged economic expansion all point to another positive year for U.S. equities in 1997.


SEFTON U.S GOVERNMENT FUND AND SEFTON CALIFORNIA TAX-FREE FUND

[Photograph]

TED J. PIORKOWSKI, C.F.A.
VICE PRESIDENT AND FUND MANAGER
(U.S. GOVERNMENT & CALIFORNIA TAX-FREE FUND)

Joining Sefton Capital Management at its inception, Mr. Piorkowski was previously with First Interstate Capital Management, Inc. (formerly San Diego Financial Capital Management, Inc., a wholly owned subsidiary of San Diego Trust & Savings Bank) as Vice President and Portfolio Manager for six years. Mr. Piorkowski functioned as a fixed-income Portfolio Manager for the Pacifica Mutual Funds, managing $350 million in assets. His responsibilities also included independent credit analysis and review, short-term liquidity management and individual issue management. He was also associated with San Diego Trust & Savings Bank as an Accounting Officer in the Comptroller's office for two years. Mr. Piorkowski received his B.S. in Finance and an M.B.A. from San Diego State University. He received his Chartered Financial Analyst designation in 1991 and is a member of the Financial Analysts Society of San Diego.

SEFTON U.S GOVERNMENT FUND
AN INTERVIEW WITH TED PIORKOWSKI, FUND MANAGER


Q.  HOW DID THE SEFTON U.S. GOVERNMENT FUND PERFORM?

A. For the six month period ended September 30, 1996, the Sefton U.S. Government Fund had a total return of 1.38%. Calendar year-to-date the total return was -1.24%. The one year total rate of return was 3.14%. Year-to-date interest rates in the fund's average maturity range have risen more than 1% causing the market value of the bonds in the Fund to decline.

Q.  HOW IS THE FUND CURRENTLY STRUCTURED?

A. The Fund currently has an average portfolio maturity of 7.4 years. We consider this a neutral position. Relative to broad fixed income indices, our sector allocation favors treasury/agency issues over corporate bonds. We have a market weighting in the mortgage sector.

Q. WHAT IS YOUR INTEREST RATE OUTLOOK?

A. We currently have a neutral interest rate bias, as reflected in the Fund's average portfolio maturity positioning. We believe that current market uncertainties concerning interest rates and relevant risk/reward opportunities support this outlook.

Q.  WHAT ARE THE MAJOR ISSUES CONCERNING BONDS FOR 1997?

A. Bonds will be focused on the strength of the economy, inflation signs and the actions of the Federal Reserve. At this time we think that the economy will continue to show ambiguous signs about economic strength and favorable inflation signs. This should keep the Fed on hold well into 1997.

FUND HIGHLIGHTS AS OF SEPTEMBER 30, 1996
Net Assets $20,616,196


     SECTOR DIVERSIFICATION             SIGNIFICANT HOLDINGS
     ----------------------             --------------------

                                        U.S. Treasury Note 6.25%
                                        Due 02/15/2003

          [Pie Chart]                   U.S. Treasury Note 7.50%
                                        Due 02/15/2005
     AGENCY              7%
     CORPORATE           8%             FHLMC 8.53%
     MORTGAGE           24%             Due 02/02/2005
     TREASURY           55%
     OTHER               6%             FHLMC 7.50%
                                        Due 04/01/2014

SEFTON CALIFORNIA TAX-FREE FUND
AN INTERVIEW WITH TED PIORKOWSKI, FUND MANAGER


Q.  HOW DID THE SEFTON CALIFORNIA TAX-FREE FUND PERFORM?

A. For the six months ended September 30, 1996, the Sefton California Tax-Free Fund had a total return of 3.38%. Calendar year-to-date the total return was 1.85%. The one year total rate of return was 6.71%. This compares favorably to the return of the average California Municipal Bond Fund in the Morningstar universe of 3.11% for the six months ended September 30, 1996, 1.20% calendar year-to-date and 5.95% for one year.

Q.  HOW IS THE FUND CURRENTLY STRUCTURED?

A. The Fund currently has an average portfolio maturity of 16.6 years. The Fund continues its "essential service" bias for most given bond issues. The Fund reflects this "essential service" bias in its sector allocation. Currently, the major sector allocations include: waste, water, education, transportation and power. Also, the Fund currently has 61% of its portfolio securities enhanced with municipal bond insurance.

Q.  WHAT ARE THE MAJOR ISSUES CONCERNING CALIFORNIA TAX-FREE BONDS FOR 1997?

A. First would be the overall level of interest rates in the taxable bond market and then the strength of the California economy. The California economy continues to improve and provide an improving credit quality base for many bond issues. Also, ballot propositions and state-funded transfer payments to counties will be areas where we will be watching with great interest.

FUND HIGHLIGHTS AS OF SEPTEMBER 30, 1996
Net Assets $43,809,703

     SECTOR DIVERSIFICATION                  SIGNIFICANT HOLDINGS
     ----------------------                  --------------------

                                             California Educational
          [Pie Chart]                        Facilities-Pomona College
                                             6.125%, Due 02/15/08

     FLOATERS            1%                  Marin Municipal Water District
     EDUCATION          13%                  5.55%, Due 07/01/13
     PRISONS             2%
     WATER              15%                  M-S-R Public Power Agency
     CERTIFICATES OF                         6.00%, Due 07/01/20
      PARTICIPATION      4%
     TRANSPORTATION     11%                  San Diego County Regional
     HOUSING             5%                  Transportation District Comm.
     POWER              10%                  5.00%, Due 04/01/07
     GENERAL
      OBLIGATIONS        7%
     HEALTH              8%
     MISC. REVENUES     10%
     WASTE              14%

SEFTON EQUITY VALUE FUND


[Photograph]

THOMAS C. BOWDEN, C.F.A.
VICE PRESIDENT AND FUND MANAGER
(EQUITY VALUE FUND)

Mr. Bowden joined Sefton Capital Management in February 1995 after serving as Vice President and Portfolio Manager (Equity) with First Interstate Capital Management, Inc. (formerly San Diego Financial Capital Management, Inc., a wholly owned subsidiary of San Diego Trust & Savings Bank) for nine years. During that time, he worked in the areas of equity analysis, trading and portfolio management. In addition, Mr. Bowden was co-manager of the Pacifica Equity Value and Pacifica Balanced Mutual Funds, managing over $250 million in assets. During his tenure, he was involved in account management for individuals, corporations and foundations. Previously, Mr. Bowden was a Commercial Loan Officer with Bank of America for two years. He received his B.S. in Finance and Business Economics from the University of Southern California and an M.B.A. from the University of Chicago. He received his Chartered Financial Analyst designation in 1989. Mr. Bowden is also a member of the Financial Analysts Society of San Diego.


[Photograph]

LEIF O. SANCHEZ, C.F.A.
VICE PRESIDENT AND FUND MANAGER
(EQUITY VALUE FUND)

Mr. Sanchez established the equity department at Sefton Capital Management in February 1995 after ten years as Vice President and Portfolio Manager with First Interstate Capital Management, Inc. (formerly San Diego Financial Capital Management, Inc., a wholly owned subsidiary of San Diego Trust & Savings Bank). During that time he worked in the areas of equity analysis, trading and portfolio management. Most recently, he was Co-Manager of the Pacifica Equity Value and Pacifica Balanced Mutual Funds, managing over $250 million in assets. He was also involved in the management of accounts for individuals, corporations and foundations. Mr. Sanchez received a B.A. in Engineering from Harvard University in Cambridge, Massachusetts and obtained his Chartered Financial Analyst designation in 1989. Mr. Sanchez is also a member of the Financial Analysts Society of San Diego.

SEFTON EQUITY VALUE FUND
AN INTERVIEW WITH THOMAS BOWDEN AND LEIF SANCHEZ, FUND MANAGERS

Q.  LEIF AND TOM, HOW HAS THE SEFTON EQUITY VALUE FUND PERFORMED?

A. During the first six months of the Fund's fiscal year, on a total return basis (price change plus reinvested dividends) the Fund was up 7.51%. We are satisfied with this return as the six months was a difficult period for investors using a "value" methodology. In addition, we are pleased to report that the Fund generated a total return of 17.02% for the first nine months of 1996. This compares to a return of 13.47% for the S&P 500 Stock Index.

Q.  WHAT WERE SOME OF THE STOCKS THAT CONTRIBUTED TO THE RECENT RESULTS?

A. Top performers in the Fund during 1996 included: American Stores, Gateway 2000 (sold), Nuevo Energy (sold), SGS-Thomson Microelectronics and Swift Energy
(sold).

Q.  WHAT ARE THE CHARACTERISTICS OF THE STOCKS YOU BUY?

A. We are "value" investors, which means that we look for situations where we believe the stock price of a company does not adequately reflect the positive fundamentals that the company possesses. Most of our larger capitalization holdings are companies that are contrarian in nature because they are involved in unglamorous, out-of-favor industries. Many of the smaller companies that we buy are overlooked, neglected or misunderstood by the vast majority of investors. Frequently, the stocks we buy have already suffered a dramatic price decline or prolonged period of underperformance that leaves them attractively priced relative to their peer group. In addition, most of our stocks have a catalyst present that we expect will unlock their potential within the next twelve months. Examples of typical catalysts would be things such as new management, new products, major cost-cutting or a cyclical surge in profitability. In summary, we look for stocks that possess low relative valuation multiples and a catalyst that will help them reach normal valuation levels within a year.

Q.  HOW DO YOU MANAGE RISK IN THE FUND?

A. One of the primary advantages of stock investing with a "value" approach is that it should limit the overall downside risk of a portfolio. In other words, stocks that are relatively underpriced should have less distance to fall in a market correction than stocks which are fully priced. We seek a favorable balance between risk and reward by constructing a Fund with high liquidity and a broad diversification of industries and sectors. For example, no more than 5% of the Fund's net assets will generally be invested in a single security and no economic sector will generally exceed 20% of the Fund's net assets. On occasion foreign stocks are held, but they will generally amount to less than 10% of net assets.

SEFTON EQUITY VALUE FUND
AN INTERVIEW WITH THOMAS BOWDEN AND LEIF SANCHEZ, FUND MANAGERS (CONTINUED)

Q.  HOW DO YOU DETERMINE WHEN TO SELL A STOCK?

A. Regardless of whether a stock has gone up or down, it is sold out of the Fund when the stock no longer appears to be undervalued relative to its peer group or the broad market. We may also sell a stock if an original catalyst for higher prices no longer seems plausible or imminent. As a final risk control measure, we sell any stock that declines by 15% from our cost or during the course of a calendar year.

Q.  WHAT RECENT CHANGES HAVE YOU MADE IN THE FUND AND HOW ARE YOU POSITIONED?

A. Activity levels in the Fund were fairly normal over the past two quarters, despite the volatility in the financial markets. We increased our exposure to the Utilities/REIT sector and the Services sector while decreasing our weight in the Manufacturing, Energy and Finance sectors. At this time, the Fund has no large or extreme sector exposures. Currently, we favor the Consumer Staples, Services, Finance and Utilities/REIT areas of the market. We have only a moderate weighting in the Healthcare and Manufacturing sectors.

FUND HIGHLIGHTS AS OF SEPTEMBER 30, 1996

Net Assets $43,364,108

    SECTOR DIVERSIFICATION                   TOP TEN HOLDINGS
    ----------------------                   ----------------

                                        1.   International Business
         [Pie Chart]                         Machines                       4.3%
                                        2.   Chase Manhattan Corp           3.7%
CASH                 13.2%              3.   Bristol-Myers Squibb Co.       3.3%
SERVICES             10.4%              4.   Kroger Co.                     3.3%
FINANCE              13.2%              5.   Repsol S.A.                    2.8%
BASIC INDUSTRY        6.2%              6.   CSX Corp.                      2.7%
UTILITIES/REITS      12.0%              7.   Ryder Systems Inc.             2.7%
TECHNOLOGY            9.1%              8.   Seagate Technology             2.6%
CONSUMER STAPLES     10.6%              9.   Eckerd Corporation             2.6%
MANUFACTURING         5.5%              10.  Great Atlantic & Pacific Tea   2.4%
CONSUMER CYCLICALS    7.8%
HEALTH CARE           4.8%
ENERGY                7.2%

DEFINITION OF COMMON TERMS

GAIN (OR LOSS)

     If a stock or bond appreciates in price, there is an unrealized gain; if it depreciates there is an unrealized loss. A gain or loss is "realized" upon the sale of a security; if a Fund's net gains exceed net losses, there may be a capital gain distribution to shareholders. There could also be an ordinary income distribution if the net gain is short term or no distribution if there is a capital loss carryover.

DIVIDEND

     Net income distributed to shareholders generated by securities in a Fund. The Sefton U.S. Government Fund and the Sefton California Tax-Free Funds pay dividends monthly. The Sefton Equity Value Fund pays dividends quarterly.

NET ASSET VALUE (NAV) PER SHARE

     Total market value of all securities and other assets held by a Portfolio, minus liabilities, divided by the number of shares outstanding. It is the value of a single share of a mutual fund on a given day. The total market value of your investment would be the NAV multiplied by the number of shares you own. NAV generally fluctuates daily for all the Sefton Funds.

CERTIFICATES OF PARTICIPATION

     Certificates of participation (COPs), or lease-secured bonds, represent a bondholder's proportionate interest in rental payments made under a municipal lease contract. The payments are normally made pursuant to a lease and trust agreement. This type of tax-exempt municipal leasing has become an attractive alternative to traditional bond financing.

INSURED BONDS

     Insured Bonds refer to municipal obligations which are covered by an insurance policy issued by independent insurance companies. The policies insure the payment of principal and interest of the issuer. Examples of such companies would be MBIA (Municipal Bond Investors Assurance Corporation), AMBAC (AMBAC Indemnity Corporation) or FGIC (Federal Guaranty Insurance Company). Bonds insured by MBIA, AMBAC and FGIC are rated AAA.

GENERAL OBLIGATION BONDS
     General obligation bonds (GOs) are debts backed by the general taxing power of the issuer. Payment of the obligation may be backed by a specific tax or the issuer's general tax fund. Examples of GOs include sidewalk bonds, sewer bonds, street bonds and so on. These bonds are also known as full faith and credit bonds because the debt is a general obligation of the issuer.

REVENUE BONDS

     Revenue Bonds are issued to provide capital for the construction of a revenue-producing facility. The interest and principal payments are backed to the extent that the facility produces revenue to pay. Examples of revenue bonds include toll bridges, roads, parking lots and ports. The municipality is not obligated to cover debt payments on revenue bonds in default.

BOND RATINGS

     The quality of bonds can, to some degree, be determined from the ratings of the two most prominent rating services: Moody's and Standard & Poor's. The ratings are used by the government and industry regulatory agencies, the investing public, and portfolio managers as a guide to the relative security and value of each bond. The ratings are not used as an absolute factor in determining the strength of the pledge securing a particular issue. However, since Moody's and Standard & Poor's rate bonds on a fee basis, some issuers choose not to be rated. Many non-rated issues are sound investments.

DESCRIPTION OF MOODY'S BOND RATINGS:

     Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa - judged to be the best quality and they carry the smallest degree of investment risk; Aa - judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally know as high grade bonds; A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa - considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Other Moody's bond descriptions include: Ba - judged to have speculative elements, their future cannot be considered as well assured; B - generally lack characteristics of the desirable investment; Caa - are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca - speculative in a high degree, often in default; C - lowest rated class of bonds, regarded as having extremely poor prospects.

     Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

DESCRIPTION OF S&P'S BOND RATINGS:

     Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA - highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA - also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A - regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories;
BBB - regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC - predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and CC the lowest within the speculative rating categories.

     S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

     MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2:   This denotes high quality. Margins of protection are ample although not as large as in the preceding group.

TOTAL RETURN
     Total return measures a Portfolio's performance over a stated period of time, taking into account the combination of dividends paid and the gain or loss in the value of the securities held in the Portfolio. It may be expressed on an average annual basis or a cumulative basis (total change over a given period).

     Whenever a Portfolio, other than a Money Market Portfolio, reports any type of performance, it must also report the average annual total return according to the standardized calculation developed by the SEC. This standardized calculation was introduced to help investors compare different mutual funds on an equal performance basis. The SEC average annual total return calculation includes the effects of all of the fund's fees and expenses, and assumes the reinvestment of all dividends and capital gains.

SEFTON U.S. GOVERNMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996

ASSETS
Investments, at value (cost-$20,319,318)                          $20,453,876
Cash                                                                      562
Interest receivable                                                   269,243
Organizational costs, net of accumulated amortization                  28,247
Prepaid expenses                                                        1,235
--------------------------------------------------------------------------------

Total Assets                                                       20,753,163
--------------------------------------------------------------------------------

LIABILITIES
Payables:
   Investment advisory fee                                              5,939
   Administration                                                       1,622
   Dividends                                                           98,329
   Other                                                               31,077
--------------------------------------------------------------------------------

Total Liabilities                                                     136,967
--------------------------------------------------------------------------------

NET ASSETS                                                        $20,616,196
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS
Paid-in capital                                                   $20,375,912
Undistributed net investment income                                        15
Accumulated net realized gain from investment transactions            105,711
Net unrealized appreciation of investments                            134,558
--------------------------------------------------------------------------------

NET ASSETS                                                        $20,616,196
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE
Shares of beneficial interest outstanding                           1,694,690
--------------------------------------------------------------------------------

Net asset value, offering, and redemption price per share              $12.17
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
See Notes to Financial Statements.

SEFTON U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS
September 30, 1996



Face Value                                                                 Market Value*
----------                                                                 -------------
                             CORPORATE BONDS 7.58%
----------------------------------------------------------------------------------------
                             FINANCE 7.58%
----------------------------------------------------------------------------------------
 $500,000                    Integra Bank, MTN,
                               6.55%, 06/15/00                               $  494,448
  500,000                    Lehman Brothers Holdings,
                               8.75%, 05/15/02                                  532,341
  500,000                    Salomon Inc,
                               9.25%, 05/01/01                                  536,605
                                                                             ----------

TOTAL CORPORATE BONDS
  (Cost $1,528,992)                                                           1,563,394
                                                                             ----------

                             MORTGAGE-BACKED SECURITIES 23.98%
----------------------------------------------------------------------------------------
 754,708                     Federal Home Loan Mortgage Corp,
                               7.50%, 07/01/09                                  763,055
1,646,049                    Federal Home Loan Mortgage Corp,
                               7.50%, 04/01/14                                1,650,642
  855,858                    Federal National Mortgage Association,
                               7.00%, 05/01/14                                  839,999
  729,083                    Federal National Mortgage Association,
                               8.00%, 01/01/15                                  740,727
  969,442                    Federal Home Loan Mortgage Corp,
                               7.00%, 04/01/16                                  948,890
                                                                             ----------

TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $4,940,338)                                                           4,943,313
                                                                             ----------

                             U.S GOVERNMENT AGENCIES 6.97%
----------------------------------------------------------------------------------------
  500,000                    Federal Home Loan Mortgage Corp,
                               8.625%, 11/29/04                                 522,416
  875,000                    Federal Home Loan Mortgage Corp,
                               8.53%, 02/02/05                                  914,036
                                                                             ----------

TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $1,423,868)                                                           1,436,452
                                                                             ----------

                             U.S. GOVERNMENT TREASURIES 54.62%
----------------------------------------------------------------------------------------
  6,000,000                  U.S. Treasury Strip
                               0.00%, 05/15/20                                1,113,144
  1,000,000                  U.S. Treasury Bonds,
                               7.25%, 05/15/16                                1,021,250
                             U.S. Treasury Notes:
  1,000,000                    7.75%, 02/15/01                                1,049,062
  2,000,000                    7.50%, 05/15/02                                2,094,374
  1,800,000                    6.25%, 02/15/03                                1,771,875
  1,000,000                    7.25%, 08/15/04                                1,035,312
  1,000,000                    7.875%, 11/15/04                               1,073,437


SEFTON U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS (CONTINUED)
September 30, 1996



Face Value                                                                Market Value*
----------                                                                --------------

                             U.S. GOVERNMENT TREASURIES (continued)
----------------------------------------------------------------------------------------
                             U.S. Treasury Notes:
$ 2,000,000                    7.50%, 02/15/05                              $ 2,103,124
                                                                          --------------

TOTAL U.S. GOVERNMENT TREASURIES
  (Cost $11,176,981)                                                         11,261,578
                                                                          --------------

                             REPURCHASE AGREEMENT
                             COLLATERALIZED BY U.S.
                             GOVERNMENT OBLIGATIONS 6.06%
----------------------------------------------------------------------------------------
  1,249,000                  Repurchase agreement with State Street
                             Bank & Trust Company, 4.00%, dated 9/30/96
                             and maturing 10/01/96, collateralized by
                             U.S. Treasury Bonds, 10.375%, due 11/15/12
                             with a value of $1,274,965
                             (Cost $1,249,139)                                1,249,139
                                                                          --------------

TOTAL INVESTMENTS
  (Cost $20,319,318)                                            99.21%      $20,453,876

Other Assets in Excess of Liabilities                            0.79%          162,320
                                                              --------------------------

NET ASSETS                                                     100.00%      $20,616,196
                                                              --------------------------
                                                              --------------------------

* See Note 1 to Financial Statements.

SEFTON U.S. GOVERNMENT FUND
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 1996


INVESTMENT INCOME
Interest                                                              $666,554
--------------------------------------------------------------------------------

Total Investment Income                                                666,554
--------------------------------------------------------------------------------

EXPENSES
Investment advisory fee                                                 58,605
Administration                                                          19,599
Fund accounting                                                         14,603
Legal                                                                    9,900
Audit                                                                    7,793
Custodian                                                               10,981
Amortization of organization costs                                       3,902
Transfer agency                                                         10,301
Printing                                                                 1,456
Insurance                                                                1,805
Registration                                                               605
Trustees fee                                                               966
Other                                                                    1,735
--------------------------------------------------------------------------------

Total Expenses                                                         142,251
--------------------------------------------------------------------------------

Expenses waived by:
  Investment adviser                                                   (24,419)
  Administrator                                                         (6,904)
--------------------------------------------------------------------------------

Net Expenses                                                           110,928
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                  555,626
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss from investment transactions                         (35,085)
--------------------------------------------------------------------------------

Unrealized appreciation of investments:
  Beginning of period                                                  381,466
  End of period                                                        134,558
--------------------------------------------------------------------------------

Net change in unrealized appreciation                                 (246,908)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                       (281,993)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $273,633
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

See Notes to Financial Statements.

SEFTON U.S. GOVERNMENT FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                          For the Six Months Ended   For the Period Ended
                                                             September 30, 1996       March 31, 1996 (1)
                                                             ------------------       ------------------
FROM INVESTMENT ACTIVITIES
Net investment income                                              $555,626               $1,061,238
Net realized gain/(loss) from investment transactions               (35,085)                 175,584
Net change in unrealized appreciation                              (246,908)                 381,466
--------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations                273,633                1,618,288

Dividends to shareholders from net investment income               (555,611)              (1,061,238)
Distributions to shareholders from net realized gain
   from investment transactions                                           -                  (34,788)
--------------------------------------------------------------------------------------------------------

Change in net assets derived from investment activities            (281,978)                 522,262
--------------------------------------------------------------------------------------------------------

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares                                      1,958,263               25,698,168
Net asset value of shares issued to shareholders from
   reinvestment of dividends and distributions                       20,190                   17,651
--------------------------------------------------------------------------------------------------------

                                                                  1,978,453               25,715,819
Cost of shares redeemed                                            (176,627)              (7,175,070)
--------------------------------------------------------------------------------------------------------

Change in net assets from beneficial interest
   transactions                                                   1,801,826               18,540,749
--------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                        1,519,848               19,063,011

NET ASSETS:
Beginning of period                                              19,096,348                   33,337(2)
--------------------------------------------------------------------------------------------------------

End of period                                                    20,616,196              $19,096,348
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

(1) Fund commenced operations April 3, 1995.
(2) Initial Capitalization.
See Notes to Financial Statements.

SEFTON U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                          For the Six Months Ended   For the Period Ended
                                                             September 30, 1996       March 31, 1996 (1)
                                                             ------------------       ------------------
Net asset value - beginning of period                                $12.35                   $12.00
--------------------------------------------------------------------------------------------------------

Income from investment operations
Net investment income                                                  0.35                     0.71
Net realized and unrealized gain from investment
   transactions                                                       (0.18)                    0.37
--------------------------------------------------------------------------------------------------------

Total income from investment operations                                0.17                     1.08
--------------------------------------------------------------------------------------------------------

Dividends and distributions to shareholders
Dividends from net investment income                                  (0.35)                   (0.71)
Distributions from net realized gain from
   investment transactions                                                -                    (0.02)
--------------------------------------------------------------------------------------------------------

Total dividends and distributions                                     (0.18)                   (0.73)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

Net asset value - end of period                                      $12.17                   $12.35
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

Total return                                                           1.38%(2)                 9.06%(2)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:

Net assets, end of period (000)                                     $20,616                  $19,096
--------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets                                1.13%(3)                 1.02%(3)
--------------------------------------------------------------------------------------------------------

Ratio of net investment income to average net
   assets                                                              5.67%(3)                 5.68%(3)
--------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets without
   fee waivers                                                         1.45%(3)                 1.39%(3)
--------------------------------------------------------------------------------------------------------

Ratio of net investment income to average net
   assets without fee waivers                                          5.35%(3)                 5.31%(3)
--------------------------------------------------------------------------------------------------------

Portfolio turnover rate (4)                                           10.77%(3)                45.41%(3)
--------------------------------------------------------------------------------------------------------

(1) Fund commenced operations April 3, 1995.
(2) Total return is not annualized.
(3) Annualized
(4) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1996 were $2,152,480 and $999,317, respectively.
See Notes to Financial Statements.

SEFTON CALIFORNIA TAX-FREE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996


ASSETS
Investments, at value (cost-$42,385,345)                        $43,268,102
Interest receivable                                                 781,669
Organizational costs, net of accumulated amortization                28,247
Prepaid expenses                                                      4,450
---------------------------------------------------------------------------

Total Assets                                                     44,082,468
---------------------------------------------------------------------------


LIABILITIES
Cash overdraft                                                       42,798
Payables:
   Investment advisory fee                                           13,931
   Administration                                                     3,539
   Dividends                                                        176,477
   Other                                                             36,020
---------------------------------------------------------------------------

Total Liabilities                                                   272,765
---------------------------------------------------------------------------


NET ASSETS                                                      $43,809,703
---------------------------------------------------------------------------
---------------------------------------------------------------------------


COMPOSITION OF NET ASSETS
Paid-in capital                                                 $42,918,429
Distributions in excess of net investment income                        (37)
Accumulated net realized gains                                        8,554
Net unrealized appreciation of investments                          882,757
---------------------------------------------------------------------------

NET ASSETS                                                      $43,809,703
---------------------------------------------------------------------------
---------------------------------------------------------------------------

Shares of beneficial interest outstanding                         3,560,881
---------------------------------------------------------------------------

Net asset value, offering, and redemption price per share            $12.30
---------------------------------------------------------------------------
---------------------------------------------------------------------------

See Notes to Financial Statements.

SEFTON CALIFORNIA TAX-FREE FUND
STATEMENT OF INVESTMENTS
September 30, 1996

                                                                     Bond Ratings             Market
Face Value                                                            Moody's/S&P             Value*
----------                                                            -----------             ------

                    CERTIFICATE OF PARTICIPATION  3.56%
----------------------------------------------------------------------------------------------------
 $ 1,500,000        West Covina, California Hospital,
                    Certificate of Participation, 6.50%,
                    08/15/14, Callable 08/15/04 @ 102.00                  A/A           $  1,562,520
                                                                                        ------------

TOTAL CERTIFICATES OF PARTICIPATION
 (Cost $1,503,671)                                                                         1,562,520
                                                                                        ------------

                    GENERAL OBLIGATION BONDS  6.97%
----------------------------------------------------------------------------------------------------
   1,325,000        California State, 6.25%, 04/01/08                    A1/A              1,443,707
   1,500,000        San Francisco City & County Public Safety,
                    6.50%, 06/15/08, Callable 06/15/01 @
                    100.00, FGIC                                        Aaa/AAA            1,609,125
                                                                                        ------------

TOTAL GENERAL OBLIGATION BONDS
 (Cost $2,953,183)                                                                         3,052,832
                                                                                        ------------

                    LEASE REVENUE BONDS  3.52%
----------------------------------------------------------------------------------------------------
   1,000,000        California State Public Works-Department
                    of Corrections, 5.25%, 12/01/08, AMBAC              Aaa/AAA            1,002,150
     500,000        California State Public Works Board Univ,
                    6.625%, 10/01/10, Callable 10/01/02 @ 102.00         A/A-                538,980
                                                                                        ------------

TOTAL LEASE REVENUE BONDS
 (Cost $1,483,077)                                                                         1,541,130
                                                                                        ------------

                    REVENUE BONDS  84.71%
----------------------------------------------------------------------------------------------------

   1,500,000        California Educational Facilities Authorities,
                    Santa Clara, 6.25%, 02/01/16, Callable
                    02/01/02 @ 102.00                                    A1/NR             1,550,115
   1,690,000        California Educational Facilities-Pomona College,
                    6.125%, 02/15/08, Callable 02/15/02 @ 102.00        Aa1/AA             1,785,164
   2,000,000        California Health Facilities Finance-Sutter,
                    7.00%, 01/01/09, Callable 01/01/99 @ 102.00,
                    MBIA                                                Aaa/AAA            2,135,520
   1,500,000        California Health Facilities-Scripps, 6.25%,
                    10/01/13, Callable 10/01/01 @ 102.00, MBIA          Aaa/AAA            1,566,870
   1,460,000        California Housing Finance Agency, Series F,
                    5.95%, 08/01/14, Callable 08/01/05 @ 102.00,
                    MBIA                                                Aaa/AAA            1,474,965
     800,000        California Housing Finance Agency, Series L,
                    5.90%, 08/01/17, Callable 02/01/06 @ 102.00,
                    MBIA                                                Aaa/AAA              804,520
     600,000        California Pollution Control Finance Authority,
                    Southern California Edison Ser-A, 3.85%,
                    02/28/08, (1)                                     VMIG-1/A-1             600,000
   1,000,000        California State Water Resources, 6.125%,
                    12/01/13, Callable 12/01/01 @ 101.50                 Aa/AA             1,036,730
   1,000,000        Fairfield-Suisun California Sewer, 6.25%,
                    05/01/16, Callable 05/01/01 @ 102.00, MBIA          Aaa/AAA            1,042,310

SEFTON CALIFORNIA TAX-FREE FUND
STATEMENT OF INVESTMENTS
September 30, 1996

                                                                     Bond Ratings             Market
Face Value                                                            Moody's/S&P             Value*
----------                                                            -----------             ------
                    REVENUE BONDS  (continued)
----------------------------------------------------------------------------------------------------
 $ 2,000,000        Los Angeles County Public Works Financing,
                    6.00%, 10/01/15, Callable 10/01/04 @ 102.00          Aa/AA           $ 2,011,200
   1,000,000        Los Angeles Wastewater, 6.25%, 06/01/12,
                    Callable 06/01/02 @ 102.00, AMBAC                   Aaa/AAA            1,049,190
   1,700,000        Marin Municipal Water District, 5.55%,
                    07/01/13, Callable 07/01/03 @ 102.00                 A1/AA             1,666,255
   1,000,000        Mountain View Shoreline Reg Park, 5.50%,
                    08/01/21, MBIA                                      Aaa/AAA              974,160
   1,500,000        M-S-R Public Power Agency, 6.00%, 07/01/20,
                    Callable 07/01/03 @ 102.00, AMBAC                   Aaa/AAA            1,519,695
   1,500,000        Northern California Power Agency, 6.25%,
                    07/01/12, Callable 07/01/02 @ 102.00, MBIA          Aaa/AAA            1,574,415
   2,000,000        Rancho California Water District Financing
                    Authority, 5.875%, 11/01/10, Callable
                    11/01/05 @ 102.00, FGIC                             Aaa/AAA            2,070,760
   1,215,000        Sacramento Municipal Utility District, 5.75%,
                    01/01/15, Callable 01/01/04 @ 102.00, MBIA          Aaa/AAA            1,214,198
   1,500,000        San Diego County RTD, 5.00%, 04/01/07,
                    FGIC                                                Aaa/AAA            1,476,555
   1,800,000        San Francisco Airport, 5.375%, 05/01/17,
                    Callable 05/01/02 @ 102.00, AMBAC                   Aaa/AAA            1,743,300
   1,500,000        San Francisco Bay Area Rapid Transit, 5.50%,
                    07/01/15, Callable 07/01/05 @ 101.00, FGIC          Aaa/AAA            1,476,600
   1,500,000        San Francisco Port Commission, 5.90%,
                    07/01/09, Callable 07/01/04 @ 102.00                A/BBB+             1,504,800
   1,500,000        San Francisco P.U.C. Water, 6.00%, 11/01/15,
                    Callable 11/01/02 @ 100.00                           Aa/AA             1,504,830
   1,500,000        San Jose-Santa Clara Water District Financing
                    Authority, 5.375%, 11/15/15. Callable 11/15/05
                    @ 101.00, FGIC                                      Aaa/AAA            1,454,595
   1,300,000        Sunnyvale California Financing Authority,
                    6.30%, 10/01/17, Callable 10/01/00 @ 102.00,
                    MBIA                                                Aaa/AAA            1,354,249
   1,000,000        Tulare California Sewer Revenue, 5.70%,
                    11/15/15, Callable 11/15/06 @ 102.00                Aaa/AAA              998,770
   1,500,000        University of California Regents, 6.30%,
                    09/01/15, Callable 09/01/03 @ 102.00                 NR/A              1,521,854
                                                                                        ------------

TOTAL REVENUE BONDS
 (Cost $36,445,414)                                                                       37,111,620
                                                                                        ------------
TOTAL INVESTMENTS
 (Cost $42,385,345)                                                     98.76%           $43,268,102

Other Assets in Excess of Liabilities                                    1.24%               541,601
                                                                  ----------------------------------
NET ASSETS                                                              100.00%          $43,809,703
                                                                  ----------------------------------

(1) Floating rate security - rate disclosed as of September 30, 1996.
* See Note 1 to Financial Statements.

SEFTON CALIFORNIA TAX-FREE FUND
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 1996

INVESTMENT INCOME
Interest                                                                   $1,231,010
-------------------------------------------------------------------------------------

Total Investment Income                                                     1,231,010
-------------------------------------------------------------------------------------

EXPENSES
Investment advisory fee                                                       128,958
Administration                                                                 42,986
Fund accounting                                                                14,882
Legal                                                                          20,062
Audit                                                                           7,793
Custodian                                                                       9,863
Amortization of organization costs                                              3,902
Transfer agency                                                                10,531
Printing                                                                        3,143
Insurance                                                                       2,093
Registration                                                                    2,015
Trustees fee                                                                    2,121
Other                                                                           4,209
-------------------------------------------------------------------------------------

Total Expenses                                                                252,558
-------------------------------------------------------------------------------------

Expenses waived by:
   Investment adviser                                                         (42,968)
   Administrator                                                              (21,914)
-------------------------------------------------------------------------------------

Net Expenses                                                                  187,676
-------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                       1,043,334
-------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investment transactions                                  8,693
-------------------------------------------------------------------------------------

Unrealized appreciation of investments:
   Beginning of period                                                        505,735
   End of period                                                              882,757
-------------------------------------------------------------------------------------

Net change in unrealized appreciation                                         377,022
-------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                               385,715
-------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $1,429,049
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

See Notes to Financial Statements.

SEFTON CALIFORNIA TAX-FREE FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                               For the Six Months Ended   For the Period Ended
                                                                  September 30, 1996       March 31, 1996 (1s)
                                                                  ------------------       -------------------
FROM INVESTMENT ACTIVITIES
Net investment income                                                  $1,043,334               $1,843,435
Net realized gain from investment transactions                              8,693                   22,588
Net change in unrealized appreciation                                     377,022                  505,735
--------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations                    1,429,049                2,371,758
Dividends to shareholders from net investment income                   (1,043,334)              (1,843,435)
Distributions to shareholders from net realized
   gains from investment transactions                                           -                  (22,588)
Distribution to shareholders in excess of net investment
   income                                                                     (37)                       -
Distribution to shareholders in excess of net realized gains                    -                     (139)
--------------------------------------------------------------------------------------------------------------

Change in net assets derived from investment activities                   385,678                  505,596
--------------------------------------------------------------------------------------------------------------


FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares                                              823,434               43,276,260
Net asset value of shares issued to shareholders
   from reinvestment of dividends and distributions                         7,970                    8,890
--------------------------------------------------------------------------------------------------------------

                                                                          831,404               43,285,150
Cost of shares redeemed                                                         -               (1,231,462)
--------------------------------------------------------------------------------------------------------------

Change in net assets from beneficial interest
   transactions                                                           831,404               42,053,688
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                              1,217,082               42,559,284

NET ASSETS:
Beginning of period                                                    42,592,621                 33,337(2)
--------------------------------------------------------------------------------------------------------------


End of period                                                         $43,809,703              $42,592,621
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

(1) Fund commenced operations April 3, 1995.
(2) Initial Capitalization.
See Notes to Financial Statements.

SEFTON CALIFORNIA TAX-FREE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                               For the Six Months Ended   For the Period Ended
                                                                  September 30, 1996       March 31, 1996 (1)
                                                                  ------------------       ------------------
Net asset value - beginning of period                                     $12.19                   $12.00
-------------------------------------------------------------------------------------------------------------

Income from investment operations
Net investment income                                                       0.30                     0.58
Net realized and unrealized gain from investment
    transactions                                                            0.11                     0.20
-------------------------------------------------------------------------------------------------------------

Total income from investment operations                                     0.41                     0.78
-------------------------------------------------------------------------------------------------------------

Dividends and distributions to shareholders
Dividends from net investment income                                       (0.30)                   (0.58)
Distributions to shareholders from net realized gains
   from investment transactions                                                -                    (0.01)
-------------------------------------------------------------------------------------------------------------

Total dividends and distributions                                          (0.30)                   (0.59)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Net asset value - end of period                                           $12.30                   $12.19
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------


Total return                                                                3.38%(2)                 6.60%(2)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:

Net assets, end of period (000)                                          $43,810                  $42,593
-------------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets                                     0.87%(3)                 0.83%(3)
-------------------------------------------------------------------------------------------------------------

Ratio of net investment income to average net
   assets                                                                   4.85%(3)                 4.83%(3)
-------------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets without
   fee waivers                                                              1.17%(3)                 1.16%(3)
-------------------------------------------------------------------------------------------------------------

Ratio of net investment income to average net
   assets without fee waivers                                               4.55%(3)                 4.51%(3)
-------------------------------------------------------------------------------------------------------------

Portfolio turnover rate (4)                                                24.12%(3)                93.90%(3)
-------------------------------------------------------------------------------------------------------------

(1) Fund commenced operations April 3, 1995.
(2) Total return is not annualized.
(3) Annualized.
(4) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1996 were $5,962,524 and $5,123,673, respectively.
See Notes to Financial Statements.

SEFTON EQUITY VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996

ASSETS
Investments, at value (cost-$38,501,862)                                  $43,563,595
Cash                                                                               60
Dividends receivable                                                           70,796
Organizational costs, net of accumulated amortization                          28,247
Prepaid expenses                                                                4,533
-------------------------------------------------------------------------------------

Total Assets                                                               43,667,231
-------------------------------------------------------------------------------------

LIABILITIES
Payables:
   Investments purchased                                                      242,500
   Investment advisory fee                                                     35,089
   Administration                                                               3,403
   Other                                                                       22,131
-------------------------------------------------------------------------------------

Total Liabilities                                                             303,123
-------------------------------------------------------------------------------------


NET ASSETS                                                                $43,364,108
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------


COMPOSITION OF NET ASSETS
Paid-in capital                                                           $34,742,815
Undistributed net investment income                                             3,407
Accumulated net realized gain from investment transactions                  3,556,153
Net unrealized appreciation of investments                                  5,061,733
-------------------------------------------------------------------------------------

NET ASSETS                                                                $43,364,108
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Shares of beneficial interest outstanding                                   2,718,359
-------------------------------------------------------------------------------------

Net asset value, offering, and redemption price per share                      $15.95
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

See Notes to Financial Statements.

SEFTON EQUITY VALUE FUND
STATEMENT OF INVESTMENTS
September 30, 1996


Shares                                                         Market Value*
------                                                         -------------

                        COMMON STOCKS 86.77%
-------------------------------------------------------------------------------
                        CONSUMER CYCLICALS 7.79%
-------------------------------------------------------------------------------
  30,000                Dillard Department Stores                   $  967,500
  70,000                Fedders Corp                                   420,000
  15,000                J.C. Penney Company Inc                        811,875
  12,200                May Department Stores                          593,225
  25,500                Waban Inc**                                    583,312
                                                                  -------------

                                                                     3,375,912
                                                                  -------------

                        CONSUMER STAPLES 10.64%
-------------------------------------------------------------------------------
  39,700                Eckerd Corp**                                1,111,600
  40,000                Great Atlantic & Pacific Tea                 1,035,000
  31,500                Kroger Co**                                  1,409,625
  7,000                 Philip Morris Companies Inc                    628,250
  25,000                Suiza Foods**                                  431,250
                                                                  -------------

                                                                     4,615,725
                                                                  -------------

                        SERVICES 10.35%
-------------------------------------------------------------------------------
  10,000                AMR Corp**                                     796,250
  23,000                CSX Corp                                     1,161,500
  25,000                Illinois Central Corp                          790,625
  21,900                Royal Caribbean Cruises Ltd                    583,088
  39,100                Ryder Systems Inc                            1,158,338
                                                                  -------------

                                                                     4,489,801
                                                                  -------------
                        HEALTH CARE 4.83%
-------------------------------------------------------------------------------
  15,000                Bristol-Myers Squibb Co                      1,445,625
  41,000                Medeva PLC- Sponsored ADR                      650,875
                                                                  -------------

                                                                     2,096,500
                                                                  -------------

                        BASIC INDUSTRY 6.24%
-------------------------------------------------------------------------------
   6,500                Aluminum Co of America                         383,500
  11,000                Inco Ltd                                       338,250
  10,000                International Paper Co                         425,000
   6,000                Phelps Dodge Corp                              384,750
  15,000                PPG Industries                                 815,625
   7,000                Reynolds Metals Co                             357,875
                                                                  -------------

                                                                     2,705,000
                                                                  -------------

SEFTON EQUITY VALUE FUND
STATEMENT OF INVESTMENTS (CONTINUED)
September 30, 1996

Shares                                                            Market Value*
------                                                            -------------
                        MANUFACTURING  5.46%
-------------------------------------------------------------------------------
31,500                  Dana Corp                                   $  952,875
35,100                  Mark IV Industries                             763,425
13,000                  Tenneco Inc                                    651,625
                                                                  -------------

                                                                     2,367,925
                                                                  -------------
                        TECHNOLOGY  9.07%
-------------------------------------------------------------------------------
15,000                  International Business Machines              1,867,500
20,000                  Seagate Technology**                         1,117,500
20,000                  SGS Thomson Microelectronics**                 947,500
                                                                  -------------

                                                                     3,932,500
                                                                  -------------

                        ENERGY  7.19%
-------------------------------------------------------------------------------
50,000                  Dailey Petroleum Services Corp**               437,500
20,000                  Forasol - Foramer NV                           242,500
36,000                  Repsol S.A.- ADR                             1,192,500
30,000                  St. Mary Land & Exploration                    495,000
34,600                  Union Texas Petroleum Holdings                 748,225
                                                                  -------------

                                                                     3,115,725
                                                                  -------------

                        FINANCE  13.24%
-------------------------------------------------------------------------------
20,000                  Allmerica Property & Casualty                  580,000
13,000                  American Financial Group, Inc                  409,500
10,000                  BankAmerica Corp                               821,250
20,000                  Chase Manhattan Corp                         1,602,500
19,000                  Reliastar Financial Corp                       902,500
20,000                  Selective Insurance Croup Inc                  670,000
30,000                  Unicom Corp                                    753,750
                                                                  -------------

                                                                     5,739,500
                                                                  -------------

                        UTILITIES/REITs  11.96%
-------------------------------------------------------------------------------
31,700                  Entergy Corp                                   855,900
55,000                  Equity Inns Inc                                687,500
25,000                  GPU Inc                                        768,750
40,000                  Ohio Edison                                    775,000
15,000                  Reckson Associates Realty Corp                 556,875
18,400                  TriNet Corporate Realty Trust                  584,200
60,000                  Westcoast Energy Inc                           960,000
                                                                  -------------

                                                                     5,188,225
                                                                  -------------

SEFTON EQUITY VALUE FUND
STATEMENT OF INVESTMENTS (CONTINUED)
September 30, 1996

Face Value                                                       Market Value*
----------                                                       --------------
TOTAL COMMON STOCKS
 (Cost $32,565,079)                                                  37,626,813
                                                                 --------------
                         REPURCHASE AGREEMENT
                         COLLATERALIZED BY U.S.
                         GOVERNMENT OBLIGATIONS  13.69%
-------------------------------------------------------------------------------
$ 5,936,000              Repurchase agreement with State
                         Street Bank & Trust Company, 4.75%,
                         dated 9/30/96 and maturing 10/01/96,
                         collateralized by U.S. Treasury
                         Notes, 6.00%, due 11/30/97 with a
                         value of $6,057,869 (Cost $5,936,783)
                                                                    $ 5,936,783
                                                                 --------------

TOTAL INVESTMENTS
  (Cost $38,501,862)                               100.46%          $43,563,595

Liabilities in Excess of Other Assets              (0.46)%             (199,487)
                                                  -----------------------------

NET ASSETS                                         100.00%          $43,364,108
                                                  -----------------------------
                                                  -----------------------------

*   See Note 1 to Financial Statements
**  Denotes non-income producing security.

SEFTON EQUITY VALUE FUND
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 1996


INVESTMENT INCOME
Dividends                                                             $455,945
Interest                                                                82,902
--------------------------------------------------------------------------------

Total Investment Income                                               $538,847
--------------------------------------------------------------------------------

EXPENSES
Investment advisory fee                                                196,678
Administration                                                          39,336
Fund accounting                                                         14,882
Legal                                                                   13,961
Audit                                                                    7,793
Custodian                                                               12,098
Amortization of organization costs                                       3,902
Transfer agency                                                         11,847
Printing                                                                 2,721
Insurance                                                                2,071
Registration                                                             1,578
Trustees fee                                                             1,831
Other                                                                    2,017
--------------------------------------------------------------------------------

Total Expenses                                                         310,715
--------------------------------------------------------------------------------

Expenses waived by Administrator                                       (13,901)
--------------------------------------------------------------------------------

Net Expenses                                                           296,814

NET INVESTMENT INCOME                                                  242,033
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investment transactions                       2,839,278
--------------------------------------------------------------------------------

Unrealized appreciation of investments:
   Beginning of period                                               5,171,818
   End of period                                                     5,061,733
--------------------------------------------------------------------------------

Net change in unrealized appreciation                                 (110,085)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      2,729,193
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $2,971,226
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


See Notes to Financial Statements.

SEFTON EQUITY VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                    For the Six Months Ended   For the Period Ended
                                                                       September 30, 1996         March 31, 1996 (1)
                                                                    ------------------------   ---------------------

FROM INVESTMENT ACTIVITIES
Net investment income                                                          $242,033                 $430,601
Net realized gain from investment transactions                                2,839,278                  716,875
Net change in unrealized appreciation                                          (110,085)               5,171,818
--------------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations                          2,971,226                6,319,294
--------------------------------------------------------------------------------------------------------------------

Dividends to shareholders from net investment income                           (234,155)                (430,601)
Distributions to shareholders in excess of net investment
   income                                                                             -                   (4,471)
--------------------------------------------------------------------------------------------------------------------

Change in net assets derived from investment activities                       2,737,071                5,884,222
--------------------------------------------------------------------------------------------------------------------

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares                                                  4,665,574               31,921,516
Net asset value of shares issued to shareholders from
   reinvestment of dividends and distributions                                   52,688                   38,478
--------------------------------------------------------------------------------------------------------------------
                                                                              4,718,262               31,959,994
Cost of shares redeemed                                                        (417,193)              (1,551,574)
--------------------------------------------------------------------------------------------------------------------

Change in net assets from beneficial interest
   transactions                                                               4,301,069               30,408,420
--------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                    7,038,140               36,292,642

NET ASSETS:
Beginning of period                                                          36,325,968                 33,326(2)
--------------------------------------------------------------------------------------------------------------------

End of period                                                               $43,364,108              $36,325,968
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

(1) Fund began operations April 3, 1995.
(2) Initial Capitalization
See Notes to Financial Statements.


28


SEFTON EQUITY VALUE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                              For the Six Months Ended      For the Period Ended
                                                                  September 30, 1996         March 31, 1996 (1)
                                                              ------------------------      ---------------------
Net asset value - beginning of period                                      $14.92                   $12.00
-----------------------------------------------------------------------------------------------------------------

Income from investment operations
Net investment income                                                        0.09                     0.21
Net realized and unrealized gain on investments                              1.03                     2.92
-----------------------------------------------------------------------------------------------------------------

Total income from investment operations                                      1.12                     3.13
-----------------------------------------------------------------------------------------------------------------

Dividends to shareholders from net investment
   income                                                                   (0.09)                   (0.21)
-----------------------------------------------------------------------------------------------------------------

Net asset value - end of period                                            $15.95                   $14.92
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------


Total return                                                              7.51%(2)                26.31%(2)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:

Net assets, end of period (000)                                           $43,364                  $36,326
-----------------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets                                   1.51%(3)                 1.55%(3)
-----------------------------------------------------------------------------------------------------------------

Ratio of net investment income to average net
   assets                                                                 1.23%(3)                 1.68%(3)
-----------------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets without
   fee waivers                                                            1.58%(3)                 1.66%(3)
-----------------------------------------------------------------------------------------------------------------

Ratio of net investment income to average net
   assets without fee waivers                                             1.16%(3)                 1.57%(3)
-----------------------------------------------------------------------------------------------------------------

Portfolio turnover rate (4)                                              78.20%(3)                62.76%(3)
-----------------------------------------------------------------------------------------------------------------

Average Commission Rate                                                   6.1059%                  6.0700%
-----------------------------------------------------------------------------------------------------------------

(1) Fund began operations April 3, 1995.
(2) Total return is not annualized.
(3) Annualized.
(4) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition for the period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1996 were $15,168,151 and $13,883,265, respectively.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

     Sefton Funds Trust (the "Trust"), formerly known as Kennebec Funds Trust, was organized on January 6, 1995 as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. The Trust offers three series of shares - Sefton U.S. Government Fund, Sefton California Tax-Free Fund, and Sefton Equity Value Fund (the "Funds"). The Funds commenced investment operations on April 3, 1995. The assets for each series are segregated and accounted for separately.

     The Funds, for book and tax purposes, have a fiscal year-end of March 31.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

     a. INVESTMENT VALUATION: Marketable securities are valued at the last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, the closing bid prices are used. Securities for which market quotations are not readily available are valued at their fair market value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     b. REPURCHASE AGREEMENTS: Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Trust's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceeding. Each Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

     c. FEDERAL INCOME TAXES: The Funds have made no provision for federal income tax for the six months ended September 30, 1996. The Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

     d. SECURITIES TRANSACTIONS: Securities transactions are accounted for on the date the securities are purchased or sold (trade date).

     e. ORGANIZATION COSTS: Each of the Funds have deferred certain organizational costs of $38,529. Such costs are being amortized over a 60 month period from the commencement of operations.

     f. INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued and recorded daily.

     g. DIVIDENDS, DISTRIBUTIONS AND EXPENSES: The Sefton Equity Value Fund will distribute net investment income quarterly. The Sefton U.S. Government Fund and Sefton California Tax-Free Fund will declare and pay dividends from net investment income daily and monthly, respectively. Distributions of net realized gains, if any, are declared at least once a year. Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses.

     h. CAPITAL ACCOUNTS: The Funds follow the provisions of the AICPA's Statement of Position 93-2 "Determination , Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The purpose of this SOP is to report undistributed net investment income and accumulated net realized gain or loss in such a manner as to approximate amounts available for future distributions to shareholders, if any.

NOTE 2 - SHARES OF BENEFICIAL INTEREST

     On September 30, 1996 there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the periods indicated were as follows:


                                                   SEFTON U.S. GOVERNMENT FUND
                                    FOR THE SIX MONTHS ENDED           FOR THE PERIOD ENDED
                                       SEPTEMBER 30, 1996               MARCH 31, 1996 (1)

  Shares sold                                 161,839                       2,107,816
-----------------------------------------------------------------------------------------------
  Shares issued in
    reinvestment of dividends                   1,664                           1,396
-----------------------------------------------------------------------------------------------
  Total                                       163,503                       2,109,212
-----------------------------------------------------------------------------------------------
  Shares redeemed                            (14,626)                       (563,399)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
  Net increase                                148,877                       1,545,813
-----------------------------------------------------------------------------------------------


                                                    SEFTON CALIFORNIA TAX-FREE FUND
                                    FOR THE SIX MONTHS ENDED           FOR THE PERIOD ENDED
                                       SEPTEMBER 30, 1996               MARCH 31, 1996 (1)

  Shares sold                                 67,474                        3,592,659
-----------------------------------------------------------------------------------------------
  Shares issued in
    reinvestment of dividends                    655                              723
-----------------------------------------------------------------------------------------------
  Total                                       68,129                        3,593,382
-----------------------------------------------------------------------------------------------
  Shares redeemed                                  0                        (100,630)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
  Net increase                                68,129                        3,492,752
-----------------------------------------------------------------------------------------------


                                                      SEFTON EQUITY VALUE FUND
                                    FOR THE SIX MONTHS ENDED           FOR THE PERIOD ENDED
                                       SEPTEMBER 30, 1996               MARCH 31, 1996 (1)

  Shares sold                                308,201                        2,535,361
-----------------------------------------------------------------------------------------------
  Shares issued in
    reinvestment of dividends                  3,343                            2,800
-----------------------------------------------------------------------------------------------
  Total                                      311,544                        2,538,161
-----------------------------------------------------------------------------------------------
  Shares redeemed                           (27,268)                        (104,078)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
  Net increase                               284,276                        2,434,083
-----------------------------------------------------------------------------------------------

(1) Fund commenced operations April 3, 1995.

NOTE 3 - INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

     Each Fund entered into an Investment Advisory Agreement with Sefton Capital Management ("Investment Adviser"), formerly known as Kennebec Capital Management, Inc. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to an advisory fee, computed daily and payable monthly at an annual rate of .60%, .60% and 1.00% of the average net assets for the Sefton U.S. Government Fund, Sefton California Tax-Free Fund and Sefton Equity Value Fund, respectively. Sefton Capital Management voluntarily waived a portion of its advisory fee for the six months ended September 30, 1996. Mr. Harley K. Sefton, President and CEO of the Investment Adviser, is responsible for the day to day management of the Funds. As of September 30, 1996, affiliates of the Funds own 95%, 95% and 90% of the Sefton U.S. Government, Sefton California Tax-Free and Sefton Equity Value Funds' shares outstanding, respectively.

Each Fund entered into an Administrative Services Contract with ALPS Mutual Funds Services, Inc. ("ALPS" or "Administrator"). The Administrator is entitled to receive a fee from the Funds for its services computed daily and payable monthly, at an annual rate of .20% of each Fund's average daily net assets. ALPS voluntarily waived a portion of the administration fees for the six months ended September 30, 1996. ALPS assisted in each of the Fund's administration and operations, including providing office space and various legal and accounting services in connection with the regulatory requirements applicable to each Fund. Effective January 1, 1997, ALPS will resign as Administrator and Distributor of the Funds and will be succeeded by BISYS Fund Services.

     Certain Trustees and officers of the Funds are also Members and/or officers of Sefton Capital Management and ALPS Mutual Funds Services, Inc. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Trust's Code of Ethics.

     Trustees and officers of the Funds who are affiliated persons receive no compensation from the Funds. Trustees who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $966, $2,121 and $1,831 from the Sefton U.S. Government Fund, Sefton California Tax-Free Fund and Sefton Equity Value Fund, respectively, for the six months ended September 30, 1996.

NOTE 4 - UNREALIZED GAINS AND LOSSES ON INVESTMENTS


As of September 30, 1996:

                                                         Sefton             Sefton             Sefton
                                                     U.S. Government      California           Equity
                                                         Fund            Tax-Free Fund       Value Fund
                                                         ----            -------------       ----------
Gross Appreciation (excess of value over cost)         $285,444            $962,156          $5,317,203

Gross Depreciation (excess of cost over value)         (150,886)            (79,399)           (255,470)
-------------------------------------------------------------------------------------------------------

Net Unrealized Appreciation                            $134,558            $882,757          $5,061,733
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS

SEFTON FUNDS

BOARD OF TRUSTEES

HARLEY K. SEFTON*        Chairman of the Board; Chairman, President and Chief
                         Executive Officer, Sefton Capital Management, Inc.

W. ROBERT ALEXANDER*     Chairman and Chief Executive Officer, ALPS Mutual Funds
                         Services, Inc.

GRACE EVANS CHERASHORE   Chief Executive Officer, Bahia and Catamaran Hotels.
                         Member of the Audit Committee and the Nominating
                         Committee.

GORDON T. FROST, JR.     President and General Manager, Frost Hardwood Lumber
                         Company. Member of the Audit Committee and the Nominating Committee.

*Trustee is considered an "interested person" of the Trust as that term is defined in the Investment Company Act of 1940.


OFFICERS

HARLEY K. SEFTON         Chairman of the Board and President

THOMAS C. BOWDEN         Vice President

TED J. PIORKOWSKI        Vice President

LEIF O. SANCHEZ          Vice President

LANI CAPOSSERE           Vice President and Secretary

WILLIAM N. PASTON        Vice President and Treasurer

MARK A. POUGNET          Vice President, Assistant Secretary and Assistant
                         Treasurer

THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGERS AS OF THE DATE SPECIFIED, AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGERS ON THE DATE THEY ARE FIRST PUBLISHED OR AT ANY TIME THEREAFTER. THE VIEWS EXPRESSED IN THIS REPORT ARE INTENDED TO ASSIST SHAREHOLDERS OF THE SEFTON FUNDS IN UNDERSTANDING THEIR INVESTMENT IN THE FUNDS AND DO NOT CONSTITUTE INVESTMENT ADVICE: INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.

SEFTON CAPITAL MANAGEMENT, THE INVESTMENT ADVISER TO THE SEFTON FUNDS, IS A PRIVATELY OWNED REGISTERED INVESTMENT ADVISER. THIS MATERIAL MUST BE ACCOMPANIED OR PRECEDED BY A PROSPECTUS. FOR MORE COMPLETE INFORMATION ABOUT THE SEFTON FUNDS, INCLUDING CHARGES AND EXPENSES , OBTAIN A PROSPECTUS FROM ALPS MUTUAL FUNDS SERVICES, INC., MEMBER NASD, 370 17TH STREET, SUITE 2700, DENVER, COLORADO 80202, OR CALL TOLL FREE 1-800-524-2276. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.

INVESTMENT ADVISER
Sefton Capital Management
2550 Fifth Avenue, Suite 808
San Diego, California  92103

ADMINISTRATOR, SPONSOR AND DISTRIBUTOR
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street, Suite 2700
Denver, Colorado  80202

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
P. O. Box 8521
Boston, Massachusetts  02266-8521

COUNSEL
Baker & McKenzie
805 Third Avenue, 30th Floor
New York, New York  10022

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
950 Seventeenth Street, Suite 2500
Denver, Colorado  80202


FOR MORE INFORMATION CALL
SEFTON FUNDS 1-800-524-2276


THESE FUNDS ARE NOT INSURED BY SEFTON CAPITAL MANAGEMENT, THE FDIC OR ANY OTHER INSURER.


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